Ordinary dividends (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Dividends [abstract]
Summary of Ordinary Dividends
Amounts recognised as distributions to equity holders in the year:

	2024		2023		2022		2024	2023	2022
Per share	Pence per share						£m	£m	£m
Final dividend in respect of the prior year	24.4	p	24.4	p	18.7	p	263	262	203
Interim dividend in respect of the current year	15.0	p	15.0	p	15.0	p	162	161	162
	39.4	p	39.4	p	33.7	p	425	423	365

Summary of Proposed Final Dividend	Proposed final dividend for the year ended 31 December 2024:

	2024		2023		2022
Per share	Pence per share
Final dividend	24.4	p	24.4	p	24.4	p